Taxation - Summary of Movements of Deferred Income Tax Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	¥ 265
Ending balance	271	¥ 265
Intangible Assets | Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	270	305
Credited to income statement	(71)	(70)
Business combinations	76	35
Ending balance	¥ 275	¥ 270